Commitments	12 Months Ended
Dec. 31, 2019
Commitments [abstract]
Commitments
40	Commitments

(a)	Capital commitments

Capital commitments mainly relate to the construction of new power projects, certain ancillary facilities and renovation projects for existing power plants. Details of such commitments are as follows:

	As at 31 December
	2019	2018
Contracted but not provided	42,634,992	16,790,739

As at 31 December 2019, the commitments to make capital contributions to a Group’s joint venture was as follows:

As at 31 December 2019
A joint venture	31,116

(b)	Operating lease commitments as at 31 December 2018

The Group had various operating lease arrangements for land and buildings. Some of the leases contained renewal options and most of the leases contained escalation clauses. Lease terms did not contain restrictions on the Group’s activities concerning dividends, additional debts or further leasing.

Total future minimum lease payments under non-cancelable operating leases are as follows:

As at 31 December 2018
Land and buildings
- not later than 1 year	194,333
- later than 1 year and not later than 2 years	99,149
- later than 2 year and not later than 5 years	191,853
- later than 5 years	1,161,916

Total	1,647,251

The Group has no lease contracts that have not yet commenced as at 31 December 2019.

(c)	Fuel purchase commitments

The Group has entered into various long-term fuel supply agreements with various suppliers in securing fuel supply for various periods. All the agreements require minimum, maximum or forecasted volume purchases and subject to certain termination provisions. Related purchase commitments are as follows:

As at 31 December 2019

	Periods	Purchase quantities	Estimated unit costs (RMB)

A government-related enterprise	2020-2039	2.8 million m3/day*	2.88 / m3

A government-related enterprise	2020-2023	991 million m3/year*	2.31 / m3
	2020-2023	541 million m3/year*	2.19 / m3
	2020-2023	450 million m3/year*	2.25 / m3

A government-related enterprise	2020-2026	200 million m3/year*	2.60 / m3

Other suppliers	2020-2021	201.5-251.5 BBtu**/day	approximately 47,000/BBtu
	2022	205.5-255.5 BBtu**/day	approximately 45,000/BBtu
	2023	81.5-247.5 BBtu**/day	approximately 41,000/BBtu
	2024-2028	42.4-81.5 BBtu**/day	approximately 37,000/BBtu
	2029	42.4 BBtu**/day	approximately 31,000/BBtu

As at 31 December 2018
	Periods	Purchase quantities	Estimated unit costs (RMB)

A government-related enterprise	2019-2039	2.8 million m3/day*	2.31 / m3

A government-related enterprise	2019-2023	991 million m3/year*	2.50 / m3
	2019-2023	541 million m3/year*	2.32 / m3
	2019-2023	450 million m3/year*	2.50 / m3

A government-related enterprise	2019-2026	200 million m3/year*	2.45 / m3

Other suppliers	2019	238 BBtu**/day	approximately 76,000/BBtu
	2020-2021	241.5-242 BBtu**/day	approximately 76,000/BBtu
	2022	242.5 BBtu**/day	approximately 76,000/BBtu
	2023	81.5-247.5 BBtu**/day	approximately 82,000/BBtu
	2024-2028	42.4-81.5 BBtu**/day	approximately 89,000/BBtu
	2029	42.4 BBtu**/day	approximately 81,000/BBtu

*	The quantities represent maximum volume, while others represent minimum or forecasted volume if not specified.

**	BBtu: Billion British Thermal Unit.